Long Term Debt - Crown Revolving Credit Facility - Additional Information (Detail) (Revolving Credit Facility [Member], Crown [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 28, 2010	Jan. 28, 2010
Revolving Credit Facility [Member] | Crown [Member]
Debt Obligations [Line Items]
Revolving credit facility		$ 75.0
Debt Instrument, maturity date	Oct. 25, 2016
Debt instrument, pay off date	Oct. 01, 2013